STATEMENT OF CASH FLOWS - Schedule of issuance of other equity instruments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Supplemental Cash Flow Information [Line Items]
Fair Value (see note 24)	$ 5,470,625
Use for settlement of claim	(828,581)
Issuance costs	(730,279)
DIPJunior Offset	(708,975)
Cash inflow	3,202,790
Convertible Notes H
Supplemental Cash Flow Information [Line Items]
Fair Value (see note 24)	1,372,837
Use for settlement of claim	0
Issuance costs	(24,812)
DIPJunior Offset	(327,957)
Cash inflow	1,020,068
Convertible Notes I
Supplemental Cash Flow Information [Line Items]
Fair Value (see note 24)	4,097,788
Use for settlement of claim	(828,581)
Issuance costs	(705,467)
DIPJunior Offset	(381,018)
Cash inflow	$ 2,182,722